Summary of Share Options Activities (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Issued Capital [Abstract]
Number of Options, Beginning Balance | shares	9,723,775	7,766,211	8,236,668
Number of Options, Granted | shares	748,034	2,094,450	5,000
Number of Options, Exercised | shares	(99,534)	(25,544)	(332,298)
Number of Options, Forfeited | shares	(13,517)	(111,342)	(143,159)
Number of Options, Expired | shares	(207,347)
Number of Options, Ending Balance | shares	10,151,411	9,723,775	7,766,211
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 2.89	$ 3.31	$ 3.18
Weighted Average Exercise Price, Granted | $ / shares	4.01	1.24	2.33
Weighted Average Exercise Price, Exercised | $ / shares	1.68	1.29	1.04
Weighted Average Exercise Price, Forfeited | $ / shares	2.46	2.18	1.04
Weighted Average Exercise Price, Expired | $ / shares	2.4
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 2.99	$ 2.89	$ 3.31